Loans and Borrowings - Schedule of term loan (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2021 CAD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 CAD ($)
Deferred financing costs
Opening balance, beginning of the year	$ 0	$ 0
Ending balance	86,974	$ 72,214	$ 0
Total Loans and Borrowings	50,159		29,930
Current portion	50,159		29,930
Long-term portion	0		0
Term loan
Term Loan
Opening balance	30,625		34,125
Repayments	(30,625)		(3,500)
Ending balance	0		30,625
Deferred financing costs
Opening balance, beginning of the year	(695)		(751)
Additions	(98)		(445)
Amortization of deferred finance costs	793		501
Ending balance	0		(695)
Total Loans and Borrowings	0		29,930
Current portion	0		29,930
Long-term portion	$ 0		$ 0